Related party transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related party transactions
Schedule of transactions with joint arrangements and associates

	2022	2021	2020
	€m	€m	€m
Sales of goods and services to associates	20	14	32
Purchase of goods and services from associates	10	5	4
Sales of goods and services to joint arrangements	221	203	305
Purchase of goods and services from joint arrangements	298	109	97
Interest income receivable from joint arrangements[1]	48	65	71
Interest expense payable to joint arrangements[1]	52	56	–
Trade balances owed:
by associates	8	3	4
to associates	6	5	4
by joint arrangements	139	88	157
to joint arrangements	34	31	37
Other balances owed by associates	80	56	–
Other balances owed by joint arrangements[1]	1,080	955	1,083
Other balances owed to joint arrangements[2]	1,561	1,575	2,017

Notes:

1	Amounts arise primarily through VodafoneZiggo, TPG Telecom Limited and INWIT S.p.A.. Interest is paid in line with market rates.
2	Amounts are primarily in relation to leases of tower space from INWIT S.p.A.